INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Less Valuation allowance	$ 521,856	$ 1,059,382	$ 1,111,923
Deferred tax assets rate	0.00%	0.00%	0.00%
Hong kong [Member]
Deferred tax assets rate	16.50%
Hong kong [Member] | Minimum [Member]
Deferred tax assets rate	8.25%
Hong kong [Member] | Maximum [Member]
Deferred tax assets rate	16.50%
Mainland China[Member]
Deferred tax assets rate	25.00%
Canada [Member]
Deferred tax assets rate	38.00%
PRC [Member]
Deferred tax assets rate	25.00%